Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

18.  Equity

As of December 31, 2017, the total number of authorized shares was 1,011,876,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	3,224	877,852,982	877,856,206
Series B shares	20,956	133,999,515	134,020, 471

	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(13,257,945)	(13,257,945)

	24,180	998,594,552	998,618,732

As of December 31, 2016, the total number of authorized shares was 1,011,876,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	3,224	877,852,982	877,856,206
Series B shares	20,956	133,999,515	134,020,471

	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(13,175,905)	(13,175,905)

	24,180	998,676,592	998,700,772

All shares representing the Company’s capital stock, either Series A shares or Series B shares, grant the holders the same economic rights and there are no preferences and/or restrictions attaching to any class of shares on the distribution of dividends and the repayment of capital. Holders of the Company’s Series A common stock and Series B common stock are entitled to dividends when, and if, declared by a shareholders’ resolution. The Company’s revolving line of credit with Santander and Bancomext limits the Company’s ability to declare and pay dividends in the event that the Company fails to comply with the payment terms thereunder.

During the years ended December 31, 2017, 2016 and 2015, the Company did not declare any dividends.

a)Secondary follow-on equity offering

On November 16, 2015, the Company completed a secondary follow-on equity offering, in which certain shareholders sold 108,900,000 of the Company’s CPOs, in the form of American Depositary Shares, or ADSs. No CPOs or ADSs were sold by the Company and the selling shareholders received all of the proceeds from this offering. The Company recorded the related transaction costs in the consolidated statement of operations in the amount of Ps.22,955.

b)(Loss) Earnings per share

Basic (loss) earnings per share (“LPS or EPS”) amounts are calculated by dividing the net (loss) income for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted LPS or EPS amounts are calculated by dividing the (loss) profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares, if any), by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares (to the extent that their effect is dilutive).

The following table shows the calculations of the basic and diluted (loss) earnings per share for the years ended December 31, 2017, 2016 and 2015.

	At December 31,
	2017		2016		2015
Net (loss) income for the period	Ps.	(594,599)	Ps.	3,519,489	Ps.	2,463,870
Weighted average number of shares outstanding (in thousands):
Basic	1,011,877		1,011,877		1,011,877
Diluted	1,011,877		1,011,877		1,011,877
LPS -EPS:
Basic	(0.588)		3.478		2.435
Diluted	(0.588)		3.478		2.435

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.

c) In accordance with the Mexican Corporations Act, the Company is required to allocate at least 5% of the net income of each year to increase the legal reserve. This practice must be continued until the legal reserve reaches 20% of capital stock. As of December 31, 2017, the Company’s legal reserve was Ps.291,178 or 9.8% of our capital stock.

At an ordinary general shareholders’ meeting held on April 19, 2017 the shareholders approved to increase the Company´s legal reserve in the amount of Ps.252,928.  As of December 31, 2017 and 2016, the Company’s legal reserve has not reached the 20% of its capital stock.

d) Any distribution of earnings in excess of the net tax profit account (Cuenta de utilidad fiscal neta or “CUFIN”) balance will be subject to corporate income tax, payable by the Company, at the enacted income tax rate at that time. A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

e) Shareholders may contribute certain amounts for future increases in capital stock, either in the fixed or variable capital. Said contributions will be kept in a special account until the shareholders meeting authorizes an increase in the capital stock of the Company, at which time each shareholder will have a preferential right to subscribe and pay the increase with the contributions previously made. As it is not strictly regulated in Mexican law, the shareholders meeting may agree to return the contributions to the shareholders or even set a term in which the increase in the capital stock has to be authorized.